UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                   Annual Notice of Securities Sold Pursuant to Rule 24F-2

                    Read instruction at end of Form before preparing Form.



1.      Name and address of issuer:

        Annuity Investors Variable Account A
        250 East Fifth Street
        Cincinnati, OH 45201-5423

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

        Commodore Americus Variable Annuities

3.      Investment Company Act File Number:

        811-07299

        Securities Act File Number:

        033-65409 (all fees paid in connection with 333-19725)

4(a).   Last day of fiscal year for which this Form is filed:

        December 31, 1998

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c).   Check box if this is the last time the issuer will be filing this Form.


5. Calculation of registration fee:

        (i)     Aggregate sale price of securities sold
                during the fiscal year pursuant to section                                               $34,690,700
                                                                                                         -----------
                24(f):

        (ii)    Aggregate price of securities redeemed or
                repurchased during the fiscal year:                                       $2,008,665
        (iii)   Aggregate price of securities redeemed or repurchased during any prior  fiscal year ending no earlier  than October 11, 1995 that were not previously used to reduce  registration  fees payable
                to the Commission:                                                        $0
        (iv) Total available redemption credits [add Items
                5(ii) and 5(iii)]:                                                                      -$2,008,665
                                                                                                          ----------
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

        (v)     Net sales--if Item 5(ii) is greater than Item
                5(iv) [subtract Item 5(iv) from Item 5(i)]:                                              $32,682,035
        (vi)    Redemption credits available for use in
                future years --if Item 5(i) is less than Item
                5(iv) [subtract Item 5(iv) from Item 5(i)]:                               $ (0 )
        (vii)   Multiplier for determining registration fee
                (See Instruction C.9):                                                                   X.000278
        (viii)  Registration fee due [multiply Item 5(v) by
                Item 5(vii)] (enter "0" if no fee is due):                                               =$9,085.61__
                                                                                                         ---------

6.      Prepaid Shares

If the response to Item 5(i) was determined by deduction an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other unites) deducted here: __0___. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available or use by the issuer in future fiscal years, then state that number here: ____0____


7.      Interest  due -- if this Form is being  filed more than 90 days                                  =$ 0
        after the end of the issuer's fiscal year (see Instruction D):                                    ---


8.      Total of the amount of the registration fee due plus any interest                                =$ 9,085.61
        due [line 5(viii) plus line 7]:                                                                  ----------


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                            Method of Delivery:
                               X   Wire Transfer (on 2/19/99)
                                   Mail or other means



                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*    __________________________________________________
                             /s/ Lynn E. Laswell, Vice President and Controller
                                 Lynn E. Laswell, Vice President and Controller


Date:  3/3/99____________

    *Please print the name and title of the signing officer below the signature.

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